Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Note 4 - Going Concern

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. However, the Company was only recently formed, has not yet established profitable operations and has incurred losses since inception. These factors raise substantial doubt about the ability of the Company to continue as a going concern. In this regard, management is proposing to raise additional funds not provided by operations through loans or through sales of its common stock. There is no assurance that the Company will be successful in raising this additional capital or in achieving profitable operations. The accompanying financial statements do not include any adjustments that might result from the outcome of these uncertainties.

The Company recognized its first revenues in December 2021. It relies on short-term debt and equity funding for its operations. At December 31, 2023 and 2022, the Company had a cash balance of $259,212 and $1,155,343, and the Company used $2,326,523 and $1,083,960 to fund operating activities for the years ending December 31, 2023 and 2022, respectively. For the year ended December 31, 2023 the Company raised approximately $1,574,000 from the sale of 387,798 shares of common stock through a Reg A + offering. The Company raised approximately $737,000 from the sale of 286,834 shares of its common stock and approximately $1,260,000 from the sale of 28,004 shares of Preferred Series A stock and incurred offering costs of $149,137 during the year ended December 31, 2022. The Company may need to raise additional funding and manage expenses in order to continue as a going concern.

Note 3 – Going Concern

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. However, the Company was only recently formed, has not yet established profitable operations and has incurred losses since inception. These factors raise substantial doubt about the ability of the Company to continue as a going concern. In this regard, management is proposing to raise additional funds not provided by operations through loans or through sales of its common stock. There is no assurance that the Company will be successful in raising this additional capital or in achieving profitable operations. The accompanying financial statements do not include any adjustments that might result from the outcome of these uncertainties.

The Company recognized its first revenues in December 2021. It has been reliant on equity funding for its operations. At March 31, 2024 and December 31, 2023, the Company had a cash balance of $225,673 and $259,212, respectively. For the three months ended March 31, 2024 and 2023, the Company used $322,857 and $607,725 to fund operating activities, respectively. For the quarter ended March 31, 2024, the Company raised approximately $161,846, net offering expenses of $1,789, from the sale of 63,596 shares of its common stock and approximately $190,000 from the sale of 3,800 shares of Preferred Series B stock. The Company may need to raise additional funding and manage expenses in order to continue as a going concern.